AFS and HTM Debt Securities	12 Months Ended
Dec. 31, 2024
AFS And HTM Debt Securities [Abstract]
Available-for-Sale and Held-to-Maturity Debt Securities

Note 3: Available-for-Sale and Held-to-Maturity Debt Securities
Table 3.1 provides the amortized cost, net of the allowance for credit losses (ACL) for debt securities, and fair value by major categories of available-for-sale (AFS) debt securities, which are carried at fair value, and held-to-maturity (HTM) debt securities, which are carried at amortized cost, net of the ACL. The net unrealized gains (losses) for AFS debt securities are reported as a component of accumulated other comprehensive income (AOCI), net of the ACL and applicable income taxes. Information on debt securities held for trading is included in Note 2 (Trading Activities). For both AFS and HTM debt securities, amortized cost is the unpaid principal amount, net of unamortized basis adjustments. Basis adjustments may include purchase premiums or discounts, fair value hedge accounting basis adjustments, fair value write-downs related to recognition of intent to sell, impairment losses, and charge-offs or recoveries of amounts deemed uncollectible.
Outstanding balances exclude accrued interest receivable on AFS and HTM debt securities, which are included in other assets. See Note 7 (Intangible Assets and Other Assets) for additional information on accrued interest receivable. Amounts considered to be uncollectible are reversed through interest income.
Table 3.1: Available-for-Sale and Held-to-Maturity Debt Securities Outstanding

(in millions)	Amortized cost, net (1)	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)	Fair value
December 31, 2024
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$23,791	1	(507)	(506)	23,285
Securities of U.S. states and political subdivisions (2)	12,542	11	(518)	(507)	12,035
Federal agency mortgage-backed securities	129,703	84	(6,758)	(6,674)	123,029
Non-agency mortgage-backed securities (3)	1,844	3	(41)	(38)	1,806
Collateralized loan obligations	2,196	6	—	6	2,202
Other debt securities	574	50	(3)	47	621
Total available-for-sale debt securities, excluding portfolio level basis adjustments	170,650	155	(7,827)	(7,672)	162,978
Portfolio level basis adjustments (4)	(43)			43	—
Total available-for-sale debt securities	170,607	155	(7,827)	(7,629)	162,978
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	3,794	—	(1,779)	(1,779)	2,015
Securities of U.S. states and political subdivisions	18,200	—	(3,342)	(3,342)	14,858
Federal agency mortgage-backed securities	193,982	—	(36,029)	(36,029)	157,953
Non-agency mortgage-backed securities (3)	1,364	50	(81)	(31)	1,333
Collateralized loan obligations	15,888	56	—	56	15,944
Other debt securities	1,720	—	(44)	(44)	1,676
Total held-to-maturity debt securities	234,948	106	(41,275)	(41,169)	193,779
Total	$405,555	261	(49,102)	(48,798)	356,757
December 31, 2023
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$47,351	2	(1,886)	(1,884)	45,467
Securities of U.S. states and political subdivisions (2)	20,654	36	(624)	(588)	20,066
Federal agency mortgage-backed securities	63,741	111	(4,274)	(4,163)	59,578
Non-agency mortgage-backed securities (3)	2,892	1	(144)	(143)	2,749
Collateralized loan obligations	1,538	—	(5)	(5)	1,533
Other debt securities	1,025	46	(16)	30	1,055
Total available-for-sale debt securities, excluding portfolio level basis adjustments	137,201	196	(6,949)	(6,753)	130,448
Portfolio level basis adjustments (4)	(46)			46	—
Total available-for-sale debt securities	137,155	196	(6,949)	(6,707)	130,448
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	3,790	—	(1,503)	(1,503)	2,287
Securities of U.S. states and political subdivisions	18,624	3	(2,939)	(2,936)	15,688
Federal agency mortgage-backed securities	209,170	136	(30,918)	(30,782)	178,388
Non-agency mortgage-backed securities (3)	1,276	18	(120)	(102)	1,174
Collateralized loan obligations	28,122	75	(63)	12	28,134
Other debt securities	1,726	—	(81)	(81)	1,645
Total held-to-maturity debt securities	262,708	232	(35,624)	(35,392)	227,316
Total	$399,863	428	(42,573)	(42,099)	357,764
(1)Represents amortized cost of the securities, net of the ACL of $34 million and $1 million related to AFS debt securities and $95 million and $93 million related to HTM debt securities at December 31, 2024 and 2023, respectively.
(2)Includes investments in tax-exempt preferred debt securities issued by investment funds or trusts that predominantly invest in tax-exempt municipal securities. The amortized cost, net of the ACL, and fair value of these types of securities, was $2.8 billion at December 31, 2024, and $5.5 billion at December 31, 2023.
(3)Predominantly consists of commercial mortgage-backed securities at both December 31, 2024 and 2023.
(4)Represents fair value hedge basis adjustments related to active portfolio layer method hedges of AFS debt securities, which are not allocated to individual securities in the portfolio. For additional information, see Note 14 (Derivatives).
Table 3.2 details the breakout of purchases of and transfers to HTM debt securities by major category of security. The table excludes the transfer of HTM debt securities with a fair value of
$23.2 billion to AFS debt securities in first quarter 2023 in connection with the adoption of ASU 2022-01.

Table 3.2: Held-to-Maturity Debt Securities Purchases and Transfers

	Year ended December 31,
(in millions)	2024	2023	2022
Purchases of held-to-maturity debt securities (1):
Securities of U.S. states and political subdivisions	$—	—	843
Federal agency mortgage-backed securities	$—	4,225	2,051
Non-agency mortgage-backed securities	167	94	211
Total purchases of held-to-maturity debt securities	167	4,319	3,105
Transfers from available-for-sale debt securities to held-to-maturity debt securities (2):
Federal agency mortgage-backed securities	—	3,687	50,132
Total transfers from available-for-sale debt securities to held-to-maturity debt securities	$—	3,687	50,132
(1)Inclusive of securities purchased but not yet settled and non-cash purchases from securitization of loans held for sale (LHFS).
(2)Represents fair value as of the date of the transfers. Debt securities transferred from available-for-sale to held-to-maturity had pre-tax unrealized losses recorded in AOCI of $320 million and $4.5 billion for the years ended December 31, 2023 and 2022, respectively, at the time of the transfers.
Table 3.3 shows the composition of interest income, provision for credit losses, and gross realized gains and losses from sales and impairment write-downs included in earnings related to AFS and HTM debt securities (pre-tax).

Table 3.3: Income Statement Impacts for Available-for-Sale and Held-to-Maturity Debt Securities

	Year ended December 31,
(in millions)	2024	2023	2022
Interest income (1):
Available-for-sale	$6,489	5,202	3,095
Held-to-maturity	6,512	7,118	6,220
Total interest income	13,001	12,320	9,315
Provision for credit losses:
Available-for-sale	44	(26)	1
Held-to-maturity	1	7	(11)
Total provision for credit losses	45	(19)	(10)
Realized gains and losses (2):
Gross realized gains	32	37	276
Gross realized losses	(952)	(27)	(125)
Net realized gains (losses)	$(920)	10	151
(1)Excludes interest income from trading debt securities, which is disclosed in Note 2 (Trading Activities).
(2)Realized gains and losses relate to AFS debt securities. There were no realized gains or losses from HTM debt securities in all periods presented.
Credit Quality
We monitor credit quality of debt securities by evaluating various attributes and utilize such information in our evaluation of the appropriateness of the ACL for debt securities. The credit quality indicators that we most closely monitor include credit ratings and delinquency status and are based on information as of our financial statement date.

CREDIT RATINGS. Credit ratings express opinions about the credit quality of a debt security. We determine the credit rating of a security according to the lowest credit rating made available by national recognized statistical rating organizations (NRSROs). Debt securities rated investment grade, that is those with ratings similar to BBB-/Baa3 or above, as defined by NRSROs, are generally considered by the rating agencies and market participants to be low credit risk. Conversely, debt securities rated below investment grade, labeled as “speculative grade” by the rating agencies, are considered to be distinctively higher credit risk than investment grade debt securities. For debt securities not rated by NRSROs, we determine an internal credit grade of the debt securities (used for credit risk management purposes) equivalent to the credit ratings assigned by major credit agencies. Substantially all of our debt securities were rated by NRSROs at December 31, 2024 and 2023.
Table 3.4 shows the percentage of fair value of AFS debt securities and amortized cost of HTM debt securities determined to be rated investment grade, inclusive of securities rated based on internal credit grades.
Table 3.4: Investment Grade Debt Securities

	Available-for-Sale		Held-to-Maturity
($ in millions)	Fair value	% investment grade	Amortized cost	% investment grade
December 31, 2024
Total portfolio (1)	$162,978	99%	$235,043	99%
Breakdown by category:
Securities of U.S. Treasury and federal agencies (2)	$146,314	100%	$197,777	100%
Securities of U.S. states and political subdivisions	12,035	99	18,210	100
Collateralized loan obligations (3)	2,202	100	15,904	100
All other debt securities (4)	2,427	89	3,152	61
December 31, 2023
Total portfolio (1)	$130,448	99%	$262,801	99%
Breakdown by category:
Securities of U.S. Treasury and federal agencies (2)	$105,045	100%	$212,960	100%
Securities of U.S. states and political subdivisions	20,066	99	18,635	100
Collateralized loan obligations (3)	1,533	100	28,154	100
All other debt securities (4)	3,804	95	3,052	64
(1)99% were rated AA- and above at both December 31, 2024 and 2023.
(2)Includes federal agency mortgage-backed securities.
(3)100% were rated AA- and above at both December 31, 2024 and 2023.
(4)Includes non-U.S. government, non-agency mortgage-backed, and all other debt securities.
DELINQUENCY STATUS AND NONACCRUAL DEBT SECURITIES. Debt security issuers that are delinquent in payment of amounts due under contractual debt agreements have a higher probability of recognition of credit losses. As such, as part of our monitoring of the credit quality of the debt security portfolio, we consider whether debt securities we own are past due in payment of principal or interest payments and whether any securities have been placed into nonaccrual status.
Debt securities that are past due and still accruing or in nonaccrual status were insignificant at both December 31, 2024 and 2023. Net charge-offs on debt securities were insignificant for the years ended December 31, 2024 and 2023.
Unrealized Losses of Available-for-Sale Debt Securities
Table 3.5 shows the gross unrealized losses and fair value of AFS debt securities by length of time those individual securities in each category have been in a continuous loss position. Debt securities on which we have recorded credit impairment are categorized as being “less than 12 months” or “12 months or more” in a continuous loss position based on the point in time that the fair value declined to below the amortized cost basis, net of the allowance for credit losses.
Table 3.5: Gross Unrealized Losses and Fair Value – Available-for-Sale Debt Securities

	Less than 12 months		12 months or more		Total
(in millions)	Gross unrealized losses (1)	Fair value	Gross unrealized losses (1)	Fair value	Gross unrealized losses (1)	Fair value
December 31, 2024
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$(77)	14,000	(430)	7,778	(507)	21,778
Securities of U.S. states and political subdivisions	(11)	748	(507)	7,215	(518)	7,963
Federal agency mortgage-backed securities	(1,465)	71,424	(5,293)	40,722	(6,758)	112,146
Non-agency mortgage-backed securities	(1)	22	(40)	1,307	(41)	1,329
Other debt securities	—	—	(3)	114	(3)	114
Total available-for-sale debt securities	$(1,554)	86,194	(6,273)	57,136	(7,827)	143,330
December 31, 2023
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$(5)	942	(1,881)	43,722	(1,886)	44,664
Securities of U.S. states and political subdivisions	(12)	1,405	(612)	11,247	(624)	12,652
Federal agency mortgage-backed securities	(76)	7,149	(4,198)	41,986	(4,274)	49,135
Non-agency mortgage-backed securities	(1)	42	(143)	2,697	(144)	2,739
Collateralized loan obligations	—	—	(5)	979	(5)	979
Other debt securities	—	—	(16)	420	(16)	420
Total available-for-sale debt securities	$(94)	9,538	(6,855)	101,051	(6,949)	110,589
(1)Gross unrealized losses exclude portfolio level basis adjustments.
We have assessed each debt security with gross unrealized losses included in the previous table for credit impairment. As part of that assessment we evaluated and concluded that we do not intend to sell any of the debt securities, and that it is more likely than not that we will not be required to sell, prior to recovery of the amortized cost basis. We evaluate, where necessary, whether credit impairment exists by comparing the present value of the expected cash flows to the debt securities’ amortized cost basis. Credit impairment is recorded as an ACL for debt securities.
For descriptions of the factors we consider when analyzing debt securities for impairment as well as methodology and significant inputs used to measure credit losses, see Note 1 (Summary of Significant Accounting Policies).
Contractual Maturities
Table 3.6 and Table 3.7 show the remaining contractual maturities of AFS and HTM debt securities, respectively.
Table 3.6: Contractual Maturities – Available-for-Sale Debt Securities

By remaining contractual maturity ($ in millions)	Total	Within one year	After one year through five years	After five years through ten years	After ten years
December 31, 2024
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies
Amortized cost, net	$23,791	1,749	9,736	10,947	1,359
Fair value	23,285	1,745	9,362	10,918	1,260
Weighted average yield	3.19%	2.76	2.33	4.23	1.44
Securities of U.S. states and political subdivisions
Amortized cost, net	$12,542	144	3,565	3,158	5,675
Fair value	12,035	143	3,514	2,888	5,490
Weighted average yield	3.29%	3.59	3.52	3.03	3.27
Federal agency mortgage-backed securities
Amortized cost, net	$129,703	20	58	522	129,103
Fair value	123,029	20	57	493	122,459
Weighted average yield	4.46%	2.80	4.23	2.55	4.47
Non-agency mortgage-backed securities
Amortized cost, net	$1,844	—	1	89	1,754
Fair value	1,806	—	1	84	1,721
Weighted average yield	4.31%	—	5.41	4.89	4.28
Collateralized loan obligations
Amortized cost, net	$2,196	—	60	792	1,344
Fair value	2,202	—	60	793	1,349
Weighted average yield	6.20%	—	6.60	6.32	6.11
Other debt securities
Amortized cost, net	$574	60	165	333	16
Fair value	621	60	175	359	27
Weighted average yield	5.05%	3.57	6.24	4.89	1.63
Total available-for-sale debt securities
Amortized cost, net (1)	$170,650	1,973	13,585	15,841	139,251
Fair value	162,978	1,968	13,169	15,535	132,306
Weighted average yield (2)	4.21%	2.77	2.68	4.06	4.40
(1)Amortized cost, net excludes portfolio level basis adjustments of $(43) million.
(2)Weighted average yields are calculated using the effective yield method and are weighted based on amortized cost, net of ACL. The effective yield method is calculated using the contractual coupon and the impact of any premiums and discounts and is shown pre-tax. We have not included the effect of any related hedging derivatives. The effective yield for mortgage-backed securities excludes unscheduled principal payments, and remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.
Table 3.7: Contractual Maturities – Held-to-Maturity Debt Securities

By remaining contractual maturity ($ in millions)	Total	Within one year	After one year through five years	After five years through ten years	After ten years
December 31, 2024
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies
Amortized cost, net	$3,794	—	—	—	3,794
Fair value	2,015	—	—	—	2,015
Weighted average yield	1.59%	—	—	—	1.59
Securities of U.S. states and political subdivisions
Amortized cost, net	$18,200	203	497	468	17,032
Fair value	14,858	201	481	441	13,735
Weighted average yield	2.37%	1.20	2.33	2.72	2.37
Federal agency mortgage-backed securities
Amortized cost, net	$193,982	—	—	—	193,982
Fair value	157,953	—	—	—	157,953
Weighted average yield	2.35%	—	—	—	2.35
Non-agency mortgage-backed securities
Amortized cost, net	$1,364	—	49	42	1,273
Fair value	1,333	—	54	44	1,235
Weighted average yield	3.53%	—	5.45	3.08	3.47
Collateralized loan obligations
Amortized cost, net	$15,888	—	76	14,512	1,300
Fair value	15,944	—	77	14,565	1,302
Weighted average yield	6.30%	—	6.56	6.31	6.07
Other debt securities
Amortized cost, net	$1,720	—	977	743	—
Fair value	1,676	—	942	734	—
Weighted average yield	5.27%	—	4.75	5.95	—
Total held-to-maturity debt securities
Amortized cost, net	$234,948	203	1,599	15,765	217,381
Fair value	193,779	201	1,554	15,784	176,240
Weighted average yield (1)	2.64%	1.20	4.11	6.18	2.37
(1)Weighted average yields are calculated using the effective yield method and are weighted based on amortized cost, net of ACL. The effective yield method is calculated using the contractual coupon and the impact of any premiums and discounts and is shown pre-tax. We have not included the effect of any related hedging derivatives. The effective yield for mortgage-backed securities excludes unscheduled principal payments, and remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.